Other Income and Loss, Net - Schedule of Other Income and Loss, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other income and loss
Bank interest income	$ 86	$ 78	$ 80
Government grants	21	16	46
Exchange (loss) gain		(21)
Total	$ 107	$ 73	$ 126